Retirement and Postretirement Benefits (Details 8) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Contribution Plan, Cost Recognized	$ 4.7	$ 3.8	$ 3.9